Redeemable Noncontrolling Interests And Noncontrolling Interests	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interests and Non-Controlling Interests

21.	Redeemable non-controlling interests and non-controlling interests
(a) Redeemable
non-controlling
interests
In November 2018, Fun literature, one of the Company’s wholly owned subsidiaries, entered into preferred share purchase agreements with certain third party investors to issue 3,763,440 shares of series A redeemable convertible preferred shares (Fun Series A Preferred Shares) for an aggregate issuance price of US$14.0 million (RMB97.1 million).
In March 2019, Fun Literature entered into an additional preferred share agreement with a new third party investor to issue 1,097,212 series A redeemable preferred shares for an aggregate issuance price of US$4.0 million (RMB27.5 million).
Pursuant to the preferred share agreement, the Fun Series A preferred shareholders have the right to convert all or any portion of their preferred shareholdings into ordinary shares of Fun literature at the initial conversion ratio of 1:1 at any time after the date of issuance of the preferred shares, and the conversion ratio is subject to adjustment for dilution, including but not limited to stock splits, stock dividends and recapitalization. In addition, the Fun Series A Preferred Shares will automatically convert into the Fun Literature’s ordinary shares upon the occurrence of a qualified initial public offering (as defined in the share purchase agreement), at the then effective and applicable conversion price.
The other main rights, preferences and privileges of Fun Preferred Shares are as follows:
Dividend rights
If the board of Fun literature declares dividend, the Investors have the same rights as the ordinary shareholders.
Liquidation preferences
In the event of any liquidation, dissolution or winding up of Fun literature, either voluntarily or involuntarily, the Fun preferred shareholders rank pari passu with the ordinary shareholders.
Redemption rights
The Fun preferred shareholders have the right to require Fun literature to purchase all the shares from the Fun preferred shareholders within five years after the closing of the issuance by the holders in the event that (i) a qualified initial public offering has not occurred, or (ii) any material breach of representations and warranties, covenants or obligations made or borne by the Company that cause material adverse effect on any Fun preferred shareholders, or (iii) any the Company engages in willful or fraudulent misconducts that cause material adverse effect on any Fun preferred shareholders. The redemption need to be done within 60 days from the date on which the Fun preferred shareholders raise their written request. The redemption price equals initial investment plus 10% annual compound interests.
Voting rights
The Fun preferred shareholders have the number of votes as equal to the number of shares they hold.
In September 2019, Fun Literature issued 8,794,903 shares of Series B redeemable convertible preferred shares (“Fun Series B Preferred Shares”) each to CMC Capital and the Company for cash consideration of US$50,000,000 from each of them.

In addition to the same preferential rights specified for the Fun Series A preferred shareholders as described above, the Fun Series B preferred shareholders are entitled to (1) a conversion price adjustment down if certain operating metrics are not met around mid 2020 (2) put option to Fun Literature’s parent company (“the Company”) to purchase at the initial investment plus any declared or accrued but unpaid dividends in the event that a certain business milestone is not met by June 30, 2020, and (3) put option whereas both the Fun Series A and B preferred shareholders have the right to require Fun Literature’s parent company to purchase all the shares from them upon (i) an unsuccessful IPO within 5 years starting from the Fun Series B Preferred Shares issuance date or (ii) any material adverse effect caused by Fun Literature Limited or the Company (The preferred shares put option redemption price equals the initial investment plus 4% annual simple interest rate for both Fun Series A and B Preferred Shares).
During 2020, as certain operating metrics were not met, the conversion price to Series B investors was adjusted down to US$4.307. Furthermore, the Series B put option to Fun Literature’s parent mentioned in (2) above was waived. During the fourth quarter of 2020, Fun Literature also transferred 4,643,603 of CMC Capital’s Series B preferred shares to the Company for a total consideration of $20 million.
In December 2020, Fun Literature issued 9,776,007 and 17,676,002 shares of Series C redeemable convertible preferred shares (“Fun Series C Preferred Shares”) to certain third-party investors, respectively, for a total consideration of US$111.8 million (RMB733.2 million), which is net of issuance costs amounting to US$0.5 million (RMB3.1 million).
The consideration was comprised of US$55.0 million cash (RMB360.6 million), acquired intangible assets of US$20.8 million (RMB136.1 million) which for accounting purposes were allocated to developed technology and user data, and contents of US$36.6 million (RMB240.0 million) from one of the investors (Note 8) which were all measured at fair value on the date of exchange. The acquisition was accounted for as an asset acquisition rather than a business combination because the purchase did not meet the definition of a business under ASU
2017-01.
While the Series C preferred shares were issued in December 2020, the transfer of the intangible assets was not completed until January 2021 and therefore the purchased assets are recorded as other-long term assets as of December 31, 2020.
In addition to the same preferential rights specified for the Fun Series A and B preferred shareholders as described above, the Fun Series C preferred shareholders are entitled to (1) a performance-based share transfer feature if certain operating and financial metrics are not met during 2021 (2) call option whereas if certain operating or financial metrics are met, one of the investors has the right to purchase the outstanding shares held by the other preferred share investors and Fun Literature’s parent company at a variable exercise price. The performance-based transfer feature did not have material accounting impact and was expired in 2021 with no transfer of shares incurred.
Upon the Fun Series C Preferred Shares issuance, the earliest redemption date for the Fun Series A and B Preferred Shares has been extended to December 31, 2024.
Accounting for redeemable
non-controlling
interests
Since the Fun Series A, B and C Preferred Shares are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that is not solely within the control of Fun Literature, the Fun Series A, B and C Preferred Shares are accounted for as redeemable non-controlling
interests in the Group’s consolidated balance sheets.
Subsequently, the redeemable
non-controlling
interests should be carried at the higher of (1) the carrying amount after the attribution of net income of the Company (2) the expected redemption value. The Company accretes for the difference between the initial carrying value and the ultimate redemption price using the effective interest rate method (10% annual compound interests) from the issuance dates to the earliest possible redemption date, which is December 31, 2024.
The Company assessed the impact of the extension of the earliest redemption date on the Series A and B Preferred Shares, and concluded that the amendment represented a modification rather than an extinguishment of the preferred shares. The difference of the fair value for the Fun Series A and B Preferred Shares before and after the modification is not material.
For the other preferential rights described above including the conversion price adjustment and the Fun Series A, B and C preferred shareholders’ put options to the Company, with the exception of the Series C call option discussed below, the Company concluded that these embedded features do not need to be bifurcated from their host contract as they are either clearly and closely related to the equity host or they do not meet the definition of a derivative.
In terms of the Series B Preferred Shares activity for the year, the downward adjustment of the conversion price did not result in a BCF that needed to be recorded as the ordinary share value on the contingency settlement date was less than the revised conversion price. The waiver of the Series B put option also did not have a material modification impact. For the repurchase of Series B preferred shares by Fun Literature’s parent company, the Company’s mezzanine equity balance was reduced by the carrying value of the preferred shares, and the difference between the consideration paid of $20 million (RMB 135.4 million) and the carrying value of RMB14.8 million was recorded in accumulated deficit.

Specifically for the Series C call option, the Company concluded that the option should be separately accounted for and remeasured at fair value at the end of each reporting period as it represents a freestanding financial instrument. For the years ended December 31, 2021 and 2022, the value of the call option was not material.
The Company’s redeemable
non-controlling
interests activities for the years ended in December 31, 2020, 2021 and 2022 are summarized as follows:

	Year ended December 31,
	2020	2021	2022
Beginning balance	495,845	1,093,526	1,172,218
Issuance of Fun Preferred Shares, net of issuance costs	733,238	—	—
Foreign exchange impact	(37,374)	(30,034)	117,540
Repurchase of Series B Preferred Shares	(146,460)	—	—
Accretion to redemption value of redeemable non-controlling interests	48,277	108,726	124,677

Ending balance	1,093,526	1,172,218	1,414,435

(b)
Non-controlling
interests
Non-controlling
interests mainly represent the Group’s overseas subsidiary’s cumulative results of operations and changes in deficit attributable to non-controlling
shareholders. The subsidiary was set up by the group and the non-controlling
shareholders in May 2018 with nominal capital injection and the Group and non-controlling
shareholders own 62.23% and 37.77% equity interests in that subsidiary, respectively. The non-controlling
shareholders transferred all their equity interest in the subsidiary to the Company during 2021 for no consideration. The transaction did not have a material accounting impact.